Derecognition of financial assets (Tables)	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities
The following table provides the carrying amount of the transferred assets that do not qualify for derecognition and the associated liabilities:

	As at
($ millions)	April 30 2025 (1)	January 31 2025 (1)	October 31 2024 (1)
Assets
Carrying value of residential mortgage loans	$9,377	$10,202	$11,190
Other related assets (2)	6,265	6,747	7,202
Liabilities
Carrying value of associated liabilities	$15,479	$16,807	$17,923
(1)
The fair value of the transferred assets is $15,524 (January 31, 2025 – $16,772 and October 31, 2024 – $18,092) and the fair value of the associated liabilities is $15,481 (January 31, 2025 – $16,769 and October 31, 2024 – $17,692) for a net position of $43 (January 31, 2025 – $3 and October 31, 2024 – $400).

(2)
These include cash held in trust and trust-permitted investment assets, including repurchase-type transactions of mortgage-backed securities, included in the principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

The following table provides the carrying amount of the transferred assets and the associated liabilities:

	As at
($ millions)	April 30 2025 (1)	January 31 2025 (1)	October 31 2024 (1)
Carrying value of securities associated with:
Repurchase agreements (2)	$161,938	$163,805	$174,334
Securities lending agreements	63,492	71,189	58,477
Total	225,430	234,994	232,811
Carrying value of associated liabilities (3)	$177,987	$182,259	$190,449
(1)
The fair value of transferred assets is $225,430 (January 31, 2025 – $234,994 and October 31, 2024 – $232,811) and the fair value of the associated liabilities is $177,987 (January 31, 2025 – $182,259 and October 31, 2024 – $190,449) for a net position of $47,443 (January 31, 2025 – $52,735 and October 31, 2024 – $42,362).

(2)	Does not include over-collateralization of assets pledged.
(3)	Liabilities for securities lending arrangements only include amounts related to cash collateral received. In most cases, securities are received as collateral.